SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

18.     SHARE-BASED COMPENSATION

Phantom Share Program

In 2018, the Group’s Board of Directors approved a long-term incentive program for certain senior level employees. Under this program, in 2018, 2019 and 2021 the Group granted an aggregate of 4,923,042 shares (“phantom shares”) to employees that entitled them to a cash payment after one to five years of service depending on the participant. The amount of the cash payment was determined based on the increase in the share price of the Company between the grant date and the time of exercise. The plan stipulated the following payments:

1.	Liquidity event payments. Participants of the program were entitled to a cash payment upon occurrence of some liquidity events such as an initial public offering (“IPO”) or an acquisition of control over the Group by a third party.
2.	Non-liquidity event payments. Participants of the program were entitled to a cash payment after the termination of the service period if the net debt (calculated as borrowings less cash and cash equivalents) does not exceed three times the lowest between EBITDA (calculated as operating profit plus amortization and depreciation) and Adjusted EBITDA (calculated as described in Note 5) as of the date of the notice sent by the participants to the Company.

In connection with the IPO, the Group amended the terms of this long-term incentive program, such that the employees could choose to receive payment for vested phantom shares in cash or in ordinary shares upon the completion of the IPO. As a result of this amendment, the Group issued an aggregate of 829,111 ordinary shares to its employees to satisfy its outstanding obligations under this long-term incentive program.

Set out below are the movements in the Group’s share-based payment liabilities during 2021 and 2020:

	2021	2020
Share-based payment liabilities at the beginning of the year	636	78
New awards granted	512	—
Remeasurement during the year	1,927	558
Cash payments to employees	(2,169)	—
Conversion from cash-settled to equity-settled share-based payments	(948)	—
Foreign currency exchange loss	42	—
Share-based payment liabilities at the end of the year	—	636

The fair value of the awards was estimated, at the grant date and at the end of each reporting period until completion of the IPO, using the Option pricing model, taking into account the terms and conditions on which the award was granted. The fair value of the awards at the date of the IPO was estimated based on the initial public offering price of USD 16 per ordinary share.

The phantom share program was terminated upon completion of the IPO.

2021 Restricted Stock Units Plan (equity-settled)

The Group adopted a new long-term incentive plan (the “2021 Plan”), effective from December 1, 2021. In accordance with the 2021 Plan, the Group may grant the restricted stock units (the “RSU”) to its employees, officers, directors and contractors. The 2021 Plan expires on December 31, 2031, previously granted awards not exercised by the expiration date will be forfeited in accordance with their terms.

Awards under the 2021 Plan will vest over a four-year period, subject to the participant’s continued employment with (and/or servicing to) the Group, with 1/4 vesting on the first anniversary of the grant and an additional 1/4 vesting each calendar year thereafter for employees and quarterly for the directors. RSUs that have not become vested as of the date of termination of the participant’s employment or service shall be forfeited upon such termination.

The Group may grant the RSUs under the 2021 Plan for up to a maximum number of ordinary shares equal to 6.5% of the aggregate number of Group’s ordinary shares issued and outstanding (by number) as of the date of adoption of the 2021 Plan. Each RSU represents the right to receive one ordinary share upon satisfaction of the applicable vesting conditions.

The following table illustrates movements in the number of RSUs during the year ended December 31, 2021:

		Weighted average
		grant date fair
	Number of	value per award,
	RSUs	RUB
Outstanding at the beginning of the period	—	—
Granted during the period	1,427,226	932
Forfeited during the period	—	—
Exercised during the period	—	—
Outstanding at the end of the period	1,427,226	932
Exercisable at the end of the period	105,215	1,043

The fair value of the RSUs is estimated at the grant date on the basis of quoted prices of Company’s ordinary shares at the grant date, taking into account the terms and conditions on which the RSUs were granted. As the RSUs granted to directors have a three-year lock up period, the fair value is adjusted for the discount for lack of marketability using the Stillian Ghaidarov Average-Strike Asian Put Option Model.

The following table lists the inputs to the model used for the 2021 Plan for the year ended December 31, 2021:

2021 Plan
(Directors'
RSUs)
Fair value of the RSUs at the grant date, USD	14.89
Share price at the grant date, USD	17.62
Exercise price, USD	Nil
Expected annual volatility, %	50.9%
Expected term, years	2.38
Dividend yield, %	Nil

Expected volatility. Because the Company’s shares are publicly traded since November 5, 2021, expected volatility has been estimated based on an analysis of the implied share price volatility of comparable public companies for an expected term.

Expected term has been assessed based on the vesting period and management’s best estimate for the effects of non-transferability, exercise restrictions and behavioral considerations.

Dividend yield. The Company did not declare any dividends with respect to 2021 and does not have any plans to pay dividends in the near term.

The total expense recognized for the year ended December 31, 2021 arising from equity-settled share-based payment transactions amounted to 110.